COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease Commitments
Rent expense	$ 844	$ 983	$ 230
Future minimum payments under operating lease
2016	775
2017	853
2018	837
2019	772
2020	754
Thereafter	1,026
Total	$ 5,017
ACRE Capital | Maximum
Lease Commitments
Lease term	1 year
ACRE Capital | Minimum
Lease Commitments
Lease term	5 years